Acquisition (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule Of Purchase Price Allocation Estimated Fair Value [Table Text Block]
The following table summarizes the consideration paid for HDI (USA) and the amounts of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition.

At July 3, 2012
(in thousands)

Consideration:
Fair value of previously held equity interests	$5,439
Fair value of Himax Display Inc.’s ordinary shares	270
Cash	3
Total consideration transferred	5,712

Acquisition related costs included in G&A expense	$347

Recognized amounts of identifiable assets acquired and liabilities assumed:
Current assets	$632
Property and equipment	267
Other assets	35
Intangible assets	6,157
Current liabilities	(78)
Other liabilities	(1,610)
Deferred income taxes	(983)
Total identifiable net assets acquired	4,420
Goodwill	$1,292

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma results of operations for the years ended December 31, 2011 and 2012 are presented as if the acquisition had been consummated on January 1, 2011, (dollars in thousands except per share amounts):

	Year ended December 31, (unaudited)
	2011	2012

Net revenues	$633,177	737,255
Net income attributable to Himax Technologies, Inc. stockholders	$2,895	49,262
Basic and diluted earnings per share attributable to Himax Technologies, Inc. stockholders	$0.01	0.14